Commitments and Contingent Liabilities - Rent Expense (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Rent expense	¥ 27,444	¥ 21,384	¥ 11,758
Sublease income	(3,579)	(2,493)	(109)
Total	¥ 23,865	¥ 18,891	¥ 11,649